CASH AND CASH EQUIVALENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and banks	$ 7,974,897	$ 10,940,003	$ 4,506,901
Short-term investments	578,466	3,724,558	28,795,604
Cash and cash equivalents	$ 8,553,363	$ 14,664,561	$ 33,302,505	$ 43,666,825